Accounts receivable	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Accounts receivable	Accounts receivable
(a)Accounts receivable

As at (millions)	2023	2022
Accounts receivable – billed	$278	$223
Accounts receivable – unbilled	194	201
Other receivables	28	5
	500	429
Allowance for doubtful accounts	(2)	(1)
Total	$498	$428
The following table presents an analysis of the age of customer accounts receivable. Any late payment charges are levied at a negotiated rate on outstanding non-current customer account balances.

As at (millions)	2023	2022
Customer accounts receivable – billed, net of allowance for doubtful accounts
Less than 30 days past billing date	$174	$154
30-60 days past billing date	78	44
61-90 days past billing date	11	12
More than 90 days past billing date	13	12
	276	222
Accounts receivable – unbilled	194	201
Other receivables	28	5
Total	$498	$428
We maintain allowances for lifetime expected credit losses related to doubtful accounts. Current economic conditions (including forward-looking macroeconomic data), historical information (including credit agency reports, if available), reasons for the accounts being past due and line of business from which the customer accounts receivable arose are all considered when determining whether to make allowances for past-due accounts. The same factors are considered when determining whether to write off amounts charged to the allowance for doubtful accounts against the customer accounts receivable. The doubtful accounts expense is calculated on a specific-identification basis for customer accounts receivable over a specific balance threshold and on a statistically derived allowance basis for the remainder. No customer accounts receivable balances are written off directly to bad debt expense.
The following table presents a summary of the activity related to our allowance for doubtful accounts:

Years Ended December 31 (millions)	2023	2022
Balance, beginning of year	$1	$2
Additions	1	—
Write-off	—	(1)
Balance, end of year	$2	$1